Operating expenses by nature	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Operating expenses by nature

15. Operating expenses by nature

	Year ended December 31,
in USD ‘000	2021	2020	2019
External research and development costs	38,287	51,803	70,531
Staff costs (note 16)	18,788	19,643	24,556
Professional fees	12,175	3,994	7,072
Rents	60	22	21
Travel expenses	229	156	1,398
Patent registration costs	887	813	882
Depreciation	736	721	737
Other	3,466	2,566	1,914
Total operating expenses by nature	74,627	79,718	107,111

Due to the difficulty in assessing when research and development projects would generate revenue, the Group expenses all research and development costs on the consolidated statement of comprehensive loss. In 2021, research and development expenses amounted to USD 53.1 million (2020: USD 67.5 million, 2019: USD 88.1 million).

Depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2021	2020	2019
Research and development expenses	441	447	429
General and administrative expenses	295	274	308
Total depreciation	736	721	737